Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Vert Global Sustainable Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Vert Global Sustainable Real Estate ETF
Class Name	Vert Global Sustainable Real Estate ETF
Trading Symbol	VGSR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://vertfunds.com/fund-information/. You can also request this information by contacting us at 1-844-740-VERT or by sending an email request to info@vertasset.com.
Additional Information Phone Number	1-844-740-VERT
Additional Information Email	info@vertasset.com
Additional Information Website	https://vertfunds.com/fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Vert Global Sustainable Real Estate ETF	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 412,373,193
Holdings Count | $ / shares	150
Advisory Fees Paid, Amount	$ 702,232
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$412,373,193
Number of Holdings	150
Net Advisory Fee Paid	$702,232
Portfolio Turnover Rate	1%
Total Fund Operating Expenses	0.51%
30-Day SEC Yield	3.47%
30-Day SEC Yield Unsubsidized	3.42%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Welltower, Inc.	5.5%
Digital Realty Trust, Inc.	5.5%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.2%
Prologis, Inc.	4.7%
American Tower Corp.	4.6%
Goodman Group	4.1%
Extra Space Storage, Inc.	3.4%
AvalonBay Communities, Inc.	3.4%
Iron Mountain, Inc.	3.3%

Updated Prospectus Web Address	https://vertfunds.com/fund-information/